Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following as of December 31, 2018 and 2019:

	December 31, 2018
	(in thousands)
	Gross Carrying Value	Accumulated Amortization	Carrying Value
Trademarks	$2,490	$(1,481)	$1,009
Technology	11,500	(8,686)	2,814
Other	252	(130)	122

Total intangible assets	$14,242	$ (10,297)	$3,945

	December 31, 2019
	(in thousands)
	Gross Carrying Value	Accumulated Amortization	Carrying Value
Trademarks	$2,490	$(1,990)	$500
Technology	11,500	(11,500)	—
Other	252	(180)	72

Total intangible assets	$14,242	$(13,670)	$572

Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for intangible assets subsequent to December 31, 2019 consists of the following:

Year Ending December 31:
(in thousands)
2020	$538
2021	29
2022	5

$572